Related Party Transactions		12 Months Ended
	Jun. 22, 2023	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
4. Related Party Transactions
Paragon and Parapyre Holding LLC each beneficially owns less than 5% of the Company’s capital stock through their respective holdings of Common Stock and Series A Preferred Stock of the Company. Fairmount Funds Management LLC (“Fairmount”) beneficially owns more than 5% of our capital stock, has two seats on the Company’s board of directors and beneficially owns more than 5% of Paragon, which is a joint venture between Fairmount and Fair Journey Biologics. Fairmount has appointed Paragon’s board of directors and has the contractual right to approve the appointment of any executive officers. Parapyre is an entity formed by Paragon as a vehicle to hold equity in Spyre in order to share profits with certain employees of Paragon.

7. Related Party Transactions
Paragon and Parapyre Holding LLC (“Parapyre”) each beneficially own less than 5% of the Company’s capital stock through their respective holdings of the Company’s common stock. Fairmount Funds Management

LLC (“Fairmount”) beneficially owns more than 5% of the Company’s capital stock on an as-converted
basis, has two seats on the Board and beneficially owns more than 5% of Paragon, which is a joint venture between Fairmount and Fair Journey Biologics. Fairmount appointed Paragon’s board of directors and has the contractual right to approve the appointment of any executive officers. Parapyre is an entity formed by Paragon as a vehicle to hold equity in Spyre in order to share profits with certain employees of Paragon.
In connection with the Asset Acquisition, the Company assumed the rights and obligations of
Pre-Merger
Spyre under the Paragon Agreement. Under the Paragon Agreement, Spyre is obligated to compensate Paragon for its services performed under each research program based on the actual costs incurred with mark-up
costs pursuant to the terms of the Paragon Agreement. As of the date of the Asset Acquisition,
Pre-Merger
Spyre had incurred total expenses of $19.0 million under the Paragon Agreement since inception, which included the $3.0 million research initiation fee and $16.0 million of reimbursable expenses under the Paragon Agreement for historical costs owed to Paragon. As of the acquisition date, $19.0 million was unpaid and was assumed by the Company through the Asset Acquisition.
For the year ended December 31, 2023, the Company recognized expenses related to services provided by Paragon subsequent to the Asset Acquisition totaling $48.5 million, which included $11.4 million of stock-based compensation expense, and were recorded as Research and development expenses in the consolidated statements of operations. As of December 31, 2023, $16.6 million was unpaid and was included in Related party accounts payable and other current liabilities on the Company’s consolidated balance sheets.
For the year ended December 31, 2023, the Company made payments totaling $39.5 million to Paragon.
On July 12, 2023 and December 14, 2023, the Company exercised the Option available under the Paragon Agreement with respect to the SPY001 and SPY002 research programs, respectively, and expects to enter into the SPY001 License Agreement and the SPY002 License Agreement.
Following the execution of each of the SPY001 License Agreement and SPY002 License Agreement, the Company will be obligated to pay Paragon up to $22.0 million upon the achievement of specific development, regulatory and clinical milestones for the first product under each agreement, respectively, that achieves such specified milestones. Upon execution of each of the SPY001 License Agreement and the SPY002 License Agreement, we expect to pay Paragon a $1.5 million fee for nomination of a development candidate, as applicable, and the Company expects to be obligated to make a further milestone payment of $2.5 million upon the first dosing of a human patient in a Phase 1 trial.
The following is the summary of expenses related to the Paragon Agreement recognized within research and development expenses, which were ultimately settled in cash (in millions):

	December 31,
	2023	2022	2021
Reimbursable costs under the Paragon Agreement	$37.1	$—	$—
Parapyre Option Obligation
As part of the Paragon Agreement, the Company is obligated to issue Parapyre a stock option grant on the last business day of 2023 and 2024 (the “Parapyre Option Obligation”). See Note 15 for additional information.
The following is the summary of Related party accounts payable and other current liabilities (in millions):

	December 31, 2023	December 31, 2022
Reimbursable costs under the Paragon Agreement	$16.6	$—

Related party accounts payable and other current liabilities	$16.6	$—

December 2023 PIPE
The December 2023 Investors included Fairmount, a related party. Fairmount’s participation in the December 2023 PIPE was approved by the Company’s board of directors. Fairmount’s investment accounted for $10.0 million of the $180.0 million gross proceeds raised in the December 2023 PIPE.
Mark McKenna Option Grant
On February 1, 2024, the Board appointed Mark McKenna as a Class I director. Mr. McKenna and the Company are parties to a consulting agreement, pursuant to which Mr. McKenna agreed to continue to provide consulting services as an independent contractor to the Company, with an effective date of August 1, 2023 (the “Vesting Commencement Date”). As compensation for Mr. McKenna’s consulting services, on November 22, 2023, he was granted non-qualified
stock options to purchase 477,000 shares of the Company’s common stock under the Company’s equity incentive plan with an exercise price of $10.39 per share, which vest as to 25% on the one year anniversary of the Vesting Commencement Date and thereafter vest and become exercisable in 48th equal monthly installments, subject to Mr. McKenna’s continued service to the Company through each applicable vesting date. For the twelve months ended December 31, 2023, the Company recognized $0.1 million in stock-based compensation expense related to Mr. McKenna’s consulting agreement. There was no such expense for the twelve months ended December 31, 2022 and 2021.